Taxation	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxation
15.
TAXATION

Composition of income tax

The following table presents the composition of income tax expenses for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax (benefits) expenses	(12,208)	850	(927)	(127)
Deferred income tax (benefits) expenses	(12,881)	(44,631)	48,185	6,601
Income tax (benefits) expenses	(25,089)	(43,781)	47,258	6,474

a) Income taxes

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

Hong Kong, China

The Company’s subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5% on the estimated assessable profit. For the year ended December 31, 2022, 2023 and 2024, the first HK$2 million of profits earned by one of the Company’s subsidiaries incorporated in Hong Kong is taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. There are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Subsidiaries in Singapore are subject to Singapore corporate income tax rate of 17%.

Japan

Kingsoft Japan is incorporated in Japan with paid-in capital in excess of Japanese Yen (“JPY”) 100 million and was subject to a national corporate income tax rate of 23.2% as of the years ended 31, 2022. In 2023, Kingsoft Japan reduced its paid-in capital to 90 million Japanese Yen, and is taxed at a tax rate of 15% on first JPY8 million and at 23.2% on the portion over JPY8 million as of the year ended 31, 2023 and 2024. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.

PRC

The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

As qualified High New Technology Enterprise (“HNTE”), Beijing Kingsoft Cheetah Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2022 to 2024. Beijing OrionStar Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2022 to 2026. Zhuhai Baoqu Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2023 to 2025.

In accordance with the requirements of Cai Shui [2022] No. 19 and State Administration of Taxation Hengqin-Guangdong-Macao In-Depth Cooperation Zone Taxation Bureau Announcement [2023] No. 1, enterprises of qualified industries that met the operational substantive requirements located in Hengqin-Guangdong-Macao In-Depth Cooperation Zone, are subject to a tax rate of 15%. Zhuhai Baohaowan Technology Co., Ltd. is entitled to the preferential income tax rate of 15% as it is qualified with the mentioned requirements.

Pursuant to Ministry of Finance and State Administration of Taxation Announcement [2019] No.68, new Software development enterprise are each entitled to a tax holiday of two-year full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year prior to December 31, 2018. Zhuhai Baoqu Technology Co., Ltd. being qualifying as a new software development enterprise is entitled to a tax holiday of 50% EIT exemption in 2022.

Without the tax holidays and preferential tax, the Group’s income tax expenses would have decreased by RMB2,232, RMB3,457 and increased by RMB436 (US$60) for the years ended December 31, 2022, 2023 and 2024, respectively. The impacts of the tax holidays and preferential tax rates were a decrease in the loss per share of RMB0.0015, RMB0.0023 and increase of RMB0.0003, for the year ended December 31, 2022, 2023 and 2024, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

Loss before income taxes consists of:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
PRC	(261,306)	(251,578)	(382,509)	(52,404)
Non-PRC	(284,474)	(386,072)	(171,819)	(23,538)
Total	(545,780)	(637,650)	(554,328)	(75,942)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Loss before income tax	(545,780)	(637,650)	(554,328)	(75,942)
Income tax benefits computed at the PRC statutory tax rate of 25%	(136,445)	(159,413)	(138,582)	(18,985)
Effect of different tax rates in different jurisdictions	49,280	84,086	45,721	6,264
Effect of tax holiday and preferential tax rates	4,908	2,981	29,949	4,103
Research and development super-deduction	(9,361)	(8,749)	(10,073)	(1,380)
Non-taxable income(i)	(2,809)	(5,488)	(4,956)	(679)
Non-deductible expenses(ii)	1,783	21,538	9,330	1,278
Effect of change in tax rate	(106,824)	3,080	2,788	382
Outside basis difference on investment	(3,800)	(33,413)	(7,869)	(1,078)
Changes in uncertain tax position	(11,903)	(4,183)	(6,331)	(867)
Effect of goodwill impairment	—	—	22,934	3,142
Withholding tax and others	(4,345)	22,683	17,084	2,339
Changes in valuation allowance	194,427	33,097	87,263	11,955
Income tax (benefits) expenses	(25,089)	(43,781)	47,258	6,474

(i)
Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)
Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

As of December 31, 2024, the Group had taxable losses of approximately RMB4,234,652 (US$580,145) primarily deriving from entities in the PRC, Hong Kong and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss RMB4,016,435 (US$550,249) will expire from 2025 to 2034 and Hong Kong, Singapore and others taxable loss RMB218,217 (US$29,897) can be carried forward without an expiration date.

b) Deferred tax assets and liabilities

	As of December 31,
	2024
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	128,581	17,616
Deferred tax liabilities	43,046	5,897

The tax effects of significant temporary differences that give rise to the deferred tax balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	708,815	733,771	100,526
Equity investment loss	185,553	177,280	24,287
Allowance for credit losses	35,983	38,071	5,216
Intangible assets and accrued expenses	7,906	8,105	1,110
Share-based compensation	235	235	32
Others	42,474	50,846	6,966
Total deferred tax assets	980,966	1,008,308	138,137
Less: valuation allowance	(786,853)	(874,116)	(119,753)
Net deferred tax assets	194,113	134,192	18,384
Deferred tax liabilities:
Outside basis difference on investment	23,403	15,883	2,176
Equity method investment and unrealized gains	1,112	536	73
Right-of-use asset and others	4,498	5,075	695
Intangible assets acquired from business acquisition	31,137	27,163	3,721
Total deferred tax liabilities	60,150	48,657	6,665

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2023 and 2024, valuation allowances were provided against deferred tax assets in entities where it was determined it was more-likely-than-not that the benefits of the deferred tax assets will not be realized.

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented:

	2023	2024
	RMB	RMB	US$
Balance at January 1	(617,264)	(786,853)	(107,798)
Additions(1)	(215,340)	(127,852)	(17,516)
Decreases	45,751	40,589	5,561
Balance at December 31	(786,853)	(874,116)	(119,753)

(1) In 2023, RMB136,492 (US$19,224) of which was from the business combination as set out in Note3.

c) Withholding income tax on dividends

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB821,259 and RMB830,060 (US$113,718) on December 31, 2023 and 2024, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB41,063 to RMB82,126 and RMB41,503 (US$5,686) to RMB83,006 (US$11,372) as of December 31, 2023 and 2024, respectively.

d) Unrecognized tax benefits

As of December 31, 2023 and 2024, the Group had unrecognized tax benefits of RMB168,416 and RMB163,120 (US$22,347), of which RMB14,516 and RMB10,959 (US$1,501), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB153,900 and RMB152,161 (US$20,846), respectively were presented in the other non-current liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2023 and 2024 were primarily related to the tax-deduction of share-based compensation expenses and disposal of long-term investments. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2023, and 2024, there were RMB153,900 and RMB152,161 (US$20,846) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2023	2024
	RMB	RMB	US$
Balance at January 1	172,557	168,416	23,073
Additions based on tax positions related to current year	3,086	467	64
Reversal based on tax positions related to prior years	(9,651)	(7,932)	(1,087)
Foreign exchange translation adjustments	2,424	2,169	297
Balance at December 31	168,416	163,120	22,347

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. As of December 31,2023 and 2024, the Group had accrued interest of RMB6,009 and RMB3,585 (US$491) respectively. For the years ended December 31, 2022, 2023 and 2024, the Group reversed RMB3,760, RMB847, and RMB2,424 (US$332) in interest, respectively. The Group did not record any penalties related to unrecognized tax benefits.

As of December 31, 2024, the tax years ended December 31, 2019 through 2024 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2020 through 2024 for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2018 through 2024 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.